UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments July 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (92.4%)
	Australia (3.7%)
	Aluminum
38,820	Alumina Ltd. (d)	$55,519

	Beverages: Alcoholic
15,985	Foster’s Group Ltd.	72,059

	Beverages: Non-Alcoholic
4,218	Coca-Cola Amatil Ltd.	32,914

	Biotechnology
2,230	CSL Ltd.	56,978

	Building Products
16,434	CSR Ltd. (d)	25,496

	Casino/Gaming
3,127	TABCORP Holdings Ltd.	18,935

	Chemicals: Agricultural
40,755	Incitec Pivot Ltd.	94,076
3,384	Nufarm Ltd.	30,679
		124,755
	Chemicals: Major Diversified
8,586	Orica Ltd.	161,288

	Construction Materials
10,534	Boral Ltd. (d)	43,963

	Containers/Packaging
20,438	Amcor Ltd.	84,612

	Electric Utilities
5,790	Origin Energy Ltd.	70,216

	Engineering & Construction
1,853	Leighton Holdings Ltd.	46,772

	Financial Conglomerates
1,577	Macquarie Group Ltd.	58,059
4,247	Suncorp-Metway Ltd.	25,219
		83,278
	Food Retail
7,609	Woolworths Ltd.	173,413

	Gas Distributors
3,841	AGL Energy Ltd.	47,865

	Industrial Conglomerates
3,197	Wesfarmers Ltd.	69,118
1,232	Wesfarmers Ltd. (PPS)	26,625
		95,743
	Investment Managers
10,772	AMP Ltd.	50,632

	Investment Trusts/Mutual Funds
18,249	Macquarie Infrastructure Group (Stapled Securities)	22,131

	Major Banks
2,413	Australia and New Zealand Banking Group Ltd.	37,396
1,933	Commonwealth Bank of Australia	69,193
2,591	National Australia Bank Ltd.	52,723
2,713	Westpac Banking Corp. (d)	49,215
		208,527
	Major Telecommunications
16,799	Telstra Corp., Ltd.	49,596

	Medical/Nursing Services
1,133	Sonic Healthcare Ltd.	11,087

	Miscellaneous Commercial Services
7,698	Brambles Ltd.	38,565

	Multi-Line Insurance
13,204	Insurance Australia Group Ltd.	40,528

	Oil & Gas Production
3,996	Santos Ltd. (d)	48,527
3,375	Woodside Petroleum Ltd.	128,997
		177,524
	Oil Refining/Marketing
3,373	Caltex Australia Ltd.	36,758

	Other Metals/Minerals
81,481	BHP Billiton Ltd.	2,579,354
71,809	OZ Minerals Ltd.	67,264
6,860	Rio Tinto Ltd.	346,537
		2,993,155
	Other Transportation
6,277	Transurban Group (Stapled Securities) (b) (d)	22,732

	Precious Metals
11,982	Newcrest Mining Ltd.	300,635

	Property - Casualty Insurers
5,013	QBE Insurance Group Ltd. (d)	81,756

	Publishing: Newspapers
7,583	Fairfax Media Ltd. (d)	9,355

	Real Estate Development
3,305	Lend Lease Corp., Ltd.	21,422

	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities) (b)	3,530

	Steel
22,448	BlueScope Steel Ltd.	63,270
32,914	Fortescue Metals Group Ltd.	116,167
20,593	OneSteel Ltd.	51,497
3,744	Sims Metal Management Ltd.	87,207
		318,141
	Trucking
2,986	Toll Holdings Ltd.	16,957
	Total Australia	5,596,837

	Austria (0.6%)
	Electric Utilities
1,955	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	95,269

	Major Banks
5,620	Erste Group Bank AG	196,169
1,572	Raiffeisen International Bank Holding AG (d)	70,152
		266,321
	Major Telecommunications
8,605	Telekom Austria AG	131,354

	Multi-Line Insurance
1,149	Vienna Insurance Group	53,060

	Oil Refining/Marketing
6,455	OMV AG	256,227

	Steel
3,640	voestalpine AG	101,012
	Total Austria	903,243

	Belgium (0.4%)
	Beverages: Alcoholic
2,742	Anheuser - Busch InBev NV	12
2,909	InBev NV	115,741
		115,753
	Chemicals: Specialty
957	Solvay S.A.	93,803

	Financial Conglomerates
1,189	CNP / Nationale Portefeuille Maatschappij	61,483
2,135	Groupe Bruxelles Lambert S.A.	169,434
		230,917
	Life/Health Insurance
6,698	Fortis	26,062

	Major Telecommunications
1,903	Belgacom S.A.	68,174

	Other Metals/Minerals
2,270	Umicore	59,273

	Pharmaceuticals: Other
1,520	UCB S.A. (d)	50,262
	Total Belgium	644,244

	Bermuda (0.5%)
	Apparel/Footwear
16,000	Yue Yuen Industrial (Holdings) Ltd.	43,458

	Apparel/Footwear Retail
19,300	Esprit Holdings Ltd.	139,457

	Construction Materials
14,000	Cheung Kong Infrastructure Holdings Ltd.	51,032

	Contract Drilling
7,600	Seadrill Ltd.	122,008

	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	20,275

	Real Estate Development
14,384	Kerry Properties Ltd.	74,240

	Wholesale Distributors
131,220	Li & Fung Ltd. (Hong Kong)	386,885
	Total Bermuda	837,355

	Brazil (1.1%)
	Aerospace & Defense
6,500	Empresa Brasileira de Aeronautica S.A.	31,599

	Department Stores
14,700	Lojas Renner S.A.	215,251

	Finance/Rental/Leasing
4,200	Redecard SA (Brazil)	62,513

	Food: Meat/Fish/Dairy
5,800	Perdigao S.A.	127,455

	Integrated Oil
23,100	Petroleo Brasileiro S.A.	475,681

	Investment Banks/Brokers
15,200	BM&F BOVESPA SA	98,088
2,318	Bradespar S.A.	34,601
		132,689
	Major Banks
14,100	Banco do Brasil S.A.	178,503

	Railroads
12,800	All America Latina Logistica (Units) (c)	80,817

	Real Estate Development
21,600	Cyrela Brazil Realty S.A.	222,165

	Steel
5,500	Companhia Siderurgica Nacional S.A.	140,908
6,500	Companhia Vale do Rio Dolce (CVRD)	128,554
2,899	Metalurgica Gerdau S.A.	42,372
		311,834
	Total Brazil	1,838,507

	Cayman Islands (0.3%)
	Agricultural Commodities/Milling
88,756	Chaoda Modern Agriculture (Holdings) Ltd.	60,010

	Apparel/Footwear
43,000	Li Ning Co., Ltd.	142,315

	Industrial Specialties
22,000	Kingboard Chemical Holdings Ltd.	69,832

	Real Estate Development
143,843	Agile Property Holdings Ltd.	203,421
72,000	China Resources Land Ltd.	175,958
		379,379
	Total Cayman Islands	651,536

	Denmark (0.6%)
	Biotechnology
1,053	Novozymes A/S (B Shares) (d)	94,624

	Electrical Products
2,181	Vestas Wind Systems A/S (a)	153,618

	Marine Shipping
28	A P Moller - Maersk A/S (B Shares) (d)	174,173

	Pharmaceuticals: Major
6,560	Novo Nordisk A/S (B Shares)	386,089

	Trucking
2,750	DSV A/S (d)	37,897
	Total Denmark	846,401

	Finland (1.0%)
	Electric Utilities
8,456	Fortum Oyj (d)	195,850

	Engineering & Construction
2,828	Kone Oyj (B Shares)	96,213

	Food Retail
2,234	Kesko Oyj (B Shares)	58,906

	Industrial Machinery
2,991	Metso Oyj	63,051

	Oil Refining/Marketing
2,037	Neste Oil Oyj	28,801

	Other Metals/Minerals
2,897	Outokumpu Oyj	56,775

	Property - Casualty Insurers
5,852	Sampo Oyj (A Shares)	122,193

	Pulp & Paper
9,349	Stora Enso Oyj (Registered Shares)	59,430
7,721	UPM-Kymmene Oyj	80,884
		140,314
	Steel
1,336	Rautaruukki Oyj	28,906

	Telecommunication Equipment
55,483	Nokia Oyj	738,603

	Trucks/Construction/Farm Machinery
1,350	Wartsila Oyj	48,296
	Total Finland	1,577,908

	France (8.3%)
	Advertising/Marketing Services
1,402	Publicis Groupe	49,837

	Aerospace & Defense
1,663	Thales S.A.	70,302

	Apparel/Footwear
813	Hermes International (d)	122,192
2,823	LVMH Moet Hennessy Louis Vuitton S.A. (d)	254,654
		376,846
	Automotive Aftermarket
4,216	Compagnie Generale des Etablissements Michelin (B Shares) (d)	304,418

	Beverages: Alcoholic
1,136	Pernod-Ricard S.A. (France) (d)	88,275

	Broadcasting
2,825	Societe Television Francaise 1 (d)	43,768

	Building Products
4,675	Compagnie de Saint-Gobain (d)	189,569

	Chemicals: Specialty
3,994	Air Liquide S.A. (d)	417,041

	Construction Materials
687	Imerys S.A. (d)	36,587
2,374	Lafarge S.A. (d)	171,483
		208,070
	Department Stores
1,244	PPR	138,636

	Electric Utilities
2,179	Electricite de France (EDF)	108,001

	Electrical Products
3,247	Schneider Electric S.A.	294,984

	Engineering & Construction
4,053	Bouygues S.A.	172,637
4,283	Vinci S.A. (d)	217,993
		390,630
	Financial Conglomerates
401	Eurazeo	18,226

	Food Retail
8,716	Carrefour S.A.	409,147
1,046	Casino Guichard-Perrachon S.A.	72,083
		481,230
	Food: Major Diversified
3,904	Groupe Danone (d)	209,470

	Gas Distributors
17,763	GDF Suez	678,635

	Hotels/Resorts/Cruiselines
2,245	Accor S.A. (d)	95,834

	Household/Personal Care
528	L’Oreal S.A. (d)	45,763

	Industrial Conglomerates
3,462	Alstom (d)	237,688

	Information Technology Services
501	Atos Origin S.A. (a)	22,840
2,027	Cap Gemini S.A.	93,591
		116,431
	Integrated Oil
35,171	Total S.A. (d)	1,950,519

	Life/Health Insurance
825	CNP Assurances	75,385

	Major Banks
16,210	BNP Paribas	1,181,770
7,394	Societe Generale	474,765
		1,656,535
	Major Telecommunications
18,986	France Telecom S.A.	473,831

	Media Conglomerates
10,693	Vivendi	274,713

	Medical Specialties
2,203	Essilor International S.A. (d)	122,143

	Metal Fabrications
641	Vallourec S.A. (d)	84,326

	Miscellaneous Commercial Services
1,230	Sodexo	64,760

	Motor Vehicles
4,417	PSA Peugeot Citroen	133,969
3,889	Renault S.A. (d)	165,846
		299,815
	Multi-Line Insurance
20,263	Axa	428,301
2,540	SCOR SE	60,983
		489,284
	Office Equipment/Supplies
500	Neopost S.A. (d)	42,581

	Oilfield Services/Equipment
1,548	Technip S.A.	93,594

	Other Consumer Specialties
302	Societe BIC S.A.	18,106

	Packaged Software
876	Dassault Systemes S.A. (d)	43,824

	Pharmaceuticals: Major
10,566	Sanofi-Aventis	692,141

	Publishing: Books/Magazines
2,424	Lagardere S.C.A.	90,536

	Real Estate Development
983	Unibail - Rodamco (d)	171,770

	Regional Banks
10,673	Credit Agricole S.A.	152,350

	Telecommunication Equipment
28,706	Alcatel-Lucent (d)	79,374
1,681	Safran S.A. (d)	25,996
		105,370
	Water Utilities
6,635	Veolia Environnement	228,193
	Total France	11,693,430

	Germany (4.3%)
	Air Freight/Couriers
4,993	Deutsche Post AG (Registered Shares)	79,029

	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares)	19,349

	Apparel/Footwear
1,302	Adidas AG	55,022
97	Puma AG	24,586
		79,608
	Chemicals: Agricultural
3,960	K+S AG	222,267

	Chemicals: Major Diversified
4,422	BASF SE	221,601

	Chemicals: Specialty
631	Linde AG	59,556

	Department Stores
1,481	Metro AG (d)	85,764

	Electric Utilities
14,868	E.ON AG	562,840
2,397	RWE AG	202,423
		765,263
	Engineering & Construction
503	Hochtief AG	30,197

	Hotels/Resorts/Cruiselines
1,659	TUI AG (a)	10,688

	Household/Personal Care
439	Beiersdorf AG (a)	22,106

	Industrial Conglomerates
936	MAN AG	64,703
16,408	Siemens AG (Registered Shares)	1,309,628
2,153	ThyssenKrupp AG	66,283
		1,440,614
	Industrial Machinery
2,081	GEA Group AG	34,080

	Investment Banks/Brokers
2,021	Deutsche Boerse AG	160,157

	Major Banks
4,997	Commerzbank AG (d)	39,172
7,620	Deutsche Bank AG (Registered Shares) (d)	492,969
625	Deutsche Postbank AG (d)	17,264
		549,405
	Major Telecommunications
13,794	Deutsche Telekom AG (Registered Shares)	176,748

	Medical Distributors
841	Celesio AG (d)	22,403

	Medical/Nursing Services
1,678	Fresenius Medical Care AG & Co. KGaA	77,059

	Motor Vehicles
5,206	Bayerische Motoren Werke (BMW) AG (d)	240,633
9,366	Daimler AG (Registered Shares) (d)	433,452
1,198	Volkswagen AG	430,734
		1,104,819
	Multi-Line Insurance
3,852	Allianz SE (Registered Shares)	379,924
1,771	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	267,792
		647,716
	Packaged Software
6,520	SAP AG	306,666

	Pharmaceuticals: Major
269	Merck KGaA	25,036

	Pharmaceuticals: Other
6,900	Bayer AG	423,475
	Total Germany	6,563,606

	Greece (0.5%)
	Casino/Gaming
3,400	OPAP S.A.	81,655

	Commercial Printing/Forms
1,793	Marfin Investment Group	7,513

	Construction Materials
1,320	Titan Cement Company S. A.	38,305

	Major Banks
10,025	National Bank of Greece S.A.	292,630

	Regional Banks
11,088	EFG Eurobank Ergasias	145,238
9,983	Piraeus Bank S.A.	118,667
		263,905
	Total Greece	684,008

	Hong Kong (3.4%)
	Airlines
32,000	Cathay Pacific Airways Ltd.	49,796

	Broadcasting
3,000	Television Broadcasts Ltd.	13,122

	Electric Utilities
44,804	CLP Holdings Ltd.	304,665
35,000	Hongkong Electric Holdings Ltd.	193,063
		497,728
	Engineering & Construction
72,755	New World Development Co., Ltd.	173,672

	Financial Conglomerates
38,020	Wharf (Holdings) Ltd. (The)	178,815

	Gas Distributors
121,838	Hong Kong & China Gas Co., Ltd.	272,602

	Industrial Conglomerates
52,000	China Resources Enterprise Ltd.	130,033
53,926	Hutchison Whampoa Ltd.	403,921
23,500	Swire Pacific Ltd. (Class A)	263,956
		797,910
	Investment Banks/Brokers
26,100	Hong Kong Exchanges & Clearing Ltd.	492,361

	Major Banks
49,815	Bank of East Asia, Ltd. (The)	165,835
100,500	BOC Hong Kong (Holdings) Ltd.	214,226
18,400	Hang Seng Bank Ltd.	298,909
		678,970
	Other Consumer Services
318,000	China Travel International Investment Hong Kong Ltd.	79,192

	Railroads
42,155	MTR Corp., Ltd.	152,845

	Real Estate Development
38,000	Cheung Kong (Holdings) Ltd.	490,810
121,500	Hang Lung Properties Ltd.	445,236
16,000	Henderson Land Development Co., Ltd.	105,703
15,500	Hopewell Holdings Ltd.	50,600

22,642	Hysan Development Co., Ltd.	61,936
40,291	Sino Land Co., Ltd.	82,245
47,000	Sun Hung Kai Properties Ltd.	715,002
		1,951,532
	Real Estate Investment Trusts
49,630	Link REIT	112,707
	Total Hong Kong	5,451,252

	Indonesia (0.8%)
	Agricultural Commodities/Milling
9,000	PT Astra Agro Lestri Tbk	17,501

	Coal
353,000	PT Bumi Resources Tbk	99,587
17,000	Tambang Batubara Bukit	23,295
		122,882
	Construction Materials
30,000	PT Semen Gresik (Persero)	17,985

	Gas Distributors
202,000	PT Perusahaan Gas Negara	71,234

	Household/Personal Care
38,500	PT Unilever Indonesia Tbk	44,997

	Major Telecommunications
205,000	PT Telekomunkasi Indonesia Tbk (Series B)	184,861

	Motor Vehicles
173,000	PT Astra International Tbk	510,720

	Other Metals/Minerals
48,500	PT International Nickel Industry Indonesia Tbk	21,013

	Real Estate Development
219,100	PT Lippo Karawaci Tbk	15,674

	Regional Banks
65,500	PT Bank Danamon Indonesia Tbk	31,843
249,500	PT Bank Central Asia Tbk	94,898
140,000	PT Bank Mandiri	58,892
119,000	PT Bank Rakyat Indonesia	87,526
		273,159
	Trucks/Construction/Farm Machinery
32,500	PT United Tractors Tbk	42,406

	Wireless Telecommunications
32,500	PT Indosat Tbk	17,846
	Total Indonesia	1,340,278

	Italy (1.4%)
	Electric Utilities
8,619	Enel SpA	46,835

	Integrated Oil
43,010	Eni S.p.A.	1,001,059

	Investment Banks/Brokers
1,520	Mediobanca S.p.A.	21,339

	Life/Health Insurance
6,566	Alleanza Assicurazioni SpA	49,366
15,728	Assicurazioni Generali S.p.A.	358,450
		407,816

	Major Banks
135,947	Intesa Sanpaolo	506,209
28,785	UniCredit S.p.A.	84,311
		590,520
	Major Telecommunications
17,924	Telecom Italia SpA	28,051

	Motor Vehicles
2,844	Fiat SpA (a)	31,536

	Oilfield Services/Equipment
600	Saipem	16,248

	Regional Banks
1,402	Banco Popolare Societa Cooperativa	11,330
1,664	Unione di Banche Italiane Scpa	23,278
		34,608
	Total Italy	2,178,012

	Japan (e) (26.8%)
	Agricultural Commodities/Milling
6,000	Nisshin Seifun Group Inc.	72,983

	Air Freight/Couriers
22,500	Nippon Express Co., Ltd.	103,435
7,035	Yamato Holdings Co., Ltd. (d)	104,605
		208,040
	Airlines
28,000	Japan Airlines Corp. (a) (d)	47,641

	Apparel/Footwear
5,546	Onward Holdings Co., Ltd. (d)	39,445

	Apparel/Footwear Retail
2,000	Fast Retailing Co., Ltd.	259,762
700	Shimamura Co., Ltd. (d)	63,324
		323,086
	Auto Parts: O.E.M.
15,700	Denso Corp. (d)	463,741
6,059	NGK Spark Plug Co., Ltd. (d)	66,849
2,400	Stanley Electric Co., Ltd.	49,813
2,700	Toyota Industries Corp.	73,046
		653,449
	Automotive Aftermarket
21,500	Bridgestone Corp. (d0	373,538

	Beverages: Alcoholic
9,800	Asahi Breweries, Ltd.	155,868
21,051	Kirin Holdings Co., Ltd.	315,014
8,000	Sapporo Holdings Ltd. (d)	48,359
		519,241
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd. (d)	23,604

	Broadcasting
13	Fuji Media Holdings, Inc.	20,786
3,000	Tokyo Broadcasting System, Inc.	47,144
		67,930
	Building Products
5,862	JS Group Corp. (d)	90,942
9,500	Nippon Sheet Glass Company, Ltd.	28,412
12,500	Toto Ltd. (d)	85,733
		205,087

	Chemicals: Agricultural
5,500	Nissan Chemical Industries, Ltd.	74,050

	Chemicals: Major Diversified
31,000	Asahi Kasei Corp.	160,201
23,000	Mitsubishi Chemical Holdings Corp.	103,302
		263,503
	Chemicals: Specialty
6,000	Daicel Chemical Industries, Ltd.	38,235
13,546	Denki Kagaku Kogyo Kabushiki Kaisha (d)	44,092
22,588	DIC, Inc.	31,749
4,208	JSR Corp. (d)	75,866
8,000	Kaneka Corp.	55,630
9,556	Kuraray Co., Ltd.	108,360
17,099	Mitsubishi Rayon Co., Ltd.	46,802
14,500	Mitsui Chemicals, Inc. (d)	53,173
8,997	Shin-Etsu Chemical Co., Ltd.	484,911
19,000	Showa Denko K.K. (d)	35,339
33,000	Sumitomo Chemical Co., Ltd. (d)	163,561
16,000	Tosoh Corp.	46,838
		1,184,556
	Commercial Printing/Forms
10,500	Dai Nippon Printing Co., Ltd.	153,797
11,000	Toppan Printing Co., Ltd.	112,296
		266,093
	Computer Processing Hardware
45,000	Fujitsu Ltd. (d)	295,799

	Construction Materials
15,000	Taiheiyo Cement Corp. (d)	22,668

	Containers/Packaging
5,117	Toyo Seikan Kaisha, Ltd.	109,776

	Department Stores
9,287	Isetan Mitsukoshi Holdings Ltd. (a) (d)	98,444
10,500	J. Front Retailing Co., Ltd. (d)	58,367
11,307	Marui Group Co., Ltd. (d)	81,136
7,540	Takashimaya Co., Ltd. (d)	62,153
		300,100
	Electric Utilities
12,100	Chubu Electric Power Co., Inc. (d)	291,551
18,400	Kansai Electric Power Co., Inc. (The) (d)	411,266
7,100	Kyushu Electric Power Co., Inc.	153,067
13,800	Tohoku Electric Power Co., Inc. (d)	287,448
21,600	Tokyo Electric Power Co., Inc. (The)	553,553
		1,696,885
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd.	7,017
17,500	Furukawa Electric Co., Ltd. (The) (d)	84,518
700	Mabuchi Motor Co., Ltd. (d)	35,139
8,060	NGK Insulators, Ltd. (d)	182,708
2,604	Nidec Corp. (d)	188,506
6,500	Panasonic Electric Works Co., Ltd. (d)	68,967
15,800	Sumitomo Electric Industries, Ltd.	196,863
1,100	Ushio Inc. (d)	20,750
		784,468
	Electronic Components
8,950	Citizen Holdings Co., Ltd.	48,616
800	Hirose Electric Co., Ltd. (d)	89,617
10,100	Hoya Corp.	243,894
3,300	Ibiden Co., Ltd.	109,855
4,900	Murata Manufacturing Co., Ltd.	240,275
7,500	Nippon Electric Glass Co., Ltd.	87,028
3,352	TDK Corp.	176,412
		995,697

	Electronic Equipment/Instruments
24,804	Canon Inc.	925,317
847	Keyence Corp. (d)	167,296
12,530	Konica Minolta Holdings, Inc.	137,052
4,000	Kyocera Corp.	322,114
47,552	Mitsubishi Electric Corp.	348,757
50,500	NEC Corp. (d)	177,184
5,904	Omron Corp.	95,712
47,000	Panasonic Corporation	745,046
15,432	Ricoh Co., Ltd. (d)	202,553
3,000	Seiko Epson Corp.	46,161
69,026	Toshiba Corp. (d)	306,377
5,750	Yokogawa Electric Corp.	45,089
		3,518,658
	Electronic Production Equipment
5,250	Advantest Corp. (d)	114,571
5,300	Tokyo Electron Ltd.	277,812
		392,383
	Electronics/Appliance Stores
2,750	Yamada Denki Co., Ltd.	172,048

	Electronics/Appliances
9,650	Casio Computer Co., Ltd. (d)	79,240
11,100	FUJIFILM Holdings Corp.	362,473
7,000	Nikon Corp.	140,703
45,000	Sanyo Electric Co., Ltd. (a)	100,819
18,500	Sharp Corp. (d)	205,871
16,396	Sony Corp. (d)	463,506
		1,352,612
	Engineering & Construction
7,546	JGC Corp.	130,784
30,000	Kajima Corp. (d)	84,650
21,571	Obayashi Corp.	96,428
21,000	Shimizu Corp. (d)	86,330
31,000	Taisei Corp. (d)	70,436
		468,628
	Finance/Rental/Leasing
590	Acom Co., Ltd. (d)	12,533
500	Aeon Credit Service Co., Ltd.	5,696
1,500	Credit Saison Co., Ltd. (d)	19,593
200	Mitsubishi UFJ Lease & Finance Co., Ltd	6,129
260	Orix Corp. (d)	16,459
750	Promise Co., Ltd. (d)	7,902
		68,312
	Financial Conglomerates
170,900	Mizuho Financial Group, Inc. (d)	388,306
254	SBI Holdings Inc. (d)	51,441
		439,747
	Food Retail
11,103	Aeon Co., Ltd. (d)	107,950
1,952	FamilyMart Co., Ltd. (d)	63,537
1,603	Lawson, Inc.	66,576
17,400	Seven & I Holdings Co., Ltd. (d)	408,222
		646,285
	Food: Meat/Fish/Dairy
6,000	Nippon Meat Packers, Inc. (d)	73,553
3,400	Yakult Honsha Co., Ltd. (d)	74,917
		148,470
	Food: Specialty/Candy
16,000	Ajinomoto Co., Inc.	153,532
5,500	Kikkoman Corp.	64,343
900	Meiji Holdings Co. Ltd.	36,333
2,200	Nissin Foods Holdings Co., Ltd.	70,214

5,000	Yamazaki Baking Co., Ltd.	62,827
		387,249
	Gas Distributors
38,000	Osaka Gas Co., Ltd.	126,499
43,000	Tokyo Gas Co., Ltd.	157,686
		284,185
	Home Building
2,756	Daito Trust Construction Co., Ltd.	135,725
16,000	Daiwa House Industry Co., Ltd.	165,538
14,072	Sekisui Chemical Co., Ltd. (d)	83,131
23,046	Sekisui House, Ltd. (d)	217,247
		601,641
	Household/Personal Care
14,500	Kao Corp.	328,692
7,500	Shiseido Company, Ltd. (d)	122,378
1,200	Unicharm Corp.	97,141
		548,211
	Industrial Conglomerates
80,000	Hitachi, Ltd. (d)	268,851
29,500	Kawasaki Heavy Industries, Ltd. (d)	76,069
		344,920
	Industrial Machinery
7,553	Amada Co., Ltd.	48,052
4,300	Daikin Industries, Ltd.	156,322
4,250	Fanuc Ltd. (d)	348,983
29,530	IHI Corp. (d)	49,932
81,550	Mitsubishi Heavy Industries, Ltd.	326,631
1,605	SMC Corp. (d)	181,151
12,000	Sumitomo Heavy Industries, Ltd. (d)	57,955
1,300	THK Co., Ltd. (d)	21,350
		1,190,376
	Industrial Specialties
28,500	Asahi Glass Co., Ltd.	247,577
4,800	Nitto Denko Corp.	154,716
		402,293
	Information Technology Services
900	Itochu Techno-Solutions Corp. (d)	27,107
3,950	Nomura Research Institute, Ltd. (d)	97,889
37	NTT Data Corp.	124,734
280	OBIC Co., Ltd.	47,789
20,400	Softbank Corp. (d)	434,410
		731,929
	Internet Software/Services
418	Yahoo Japan Corp.	137,161

	Investment Banks/Brokers
44,000	Daiwa Securities Group Inc.	260,396
5,400	Matsui Securities Co., Ltd. (d)	51,532
31,950	Nomura Holdings, Inc.	279,911
17,000	Shinko Securities Co., Ltd. (d)	62,161
		654,000
	Life/Health Insurance
2	Sony Financial Holdings Inc. (d)	6,165
4,500	T&D Holdings, Inc. (d)	132,206
		138,371
	Major Banks
26,000	Bank of Yokohama, Ltd. (The) (d)	140,956
16,000	Chiba Bank, Ltd. (The)	103,820
14,623	Chuo Mitsui Trust Holdings, Inc.	50,997
16,000	Joyo Bank, Ltd. (The)	81,501
159,160	Mitsubishi UFJ Financial Group, Inc.	952,016
8,400	Resona Holdings, Inc. (d)	124,102
25,500	Shinsei Bank, Ltd. (d)	37,728
14,000	Shizuoka Bank, Ltd. (The) (d)	137,892

10,800	Sumitomo Mitsui Financial Group, Inc. (d)	462,246
26,081	Sumitomo Trust & Banking Co., Ltd. (The)	142,774
		2,234,032
	Major Telecommunications
4,200	Nippon Telegraph & Telephone Corp.	173,548

	Marine Shipping
5,000	Mitsui O.S.K. Lines, Ltd.	30,489
27,015	Nippon Yusen Kabushiki Kaisha (d)	115,626
		146,115
	Medical Specialties
5,400	Olympus Corp. (d)	155,223
4,550	Terumo Corp. (d)	231,287
		386,510
	Metal Fabrications
12,000	Minebea Co., Ltd. (d)	48,824
44,000	Mitsubishi Materials Corp. (d)	119,503
32,604	Mitsui Mining & Smelting Co.	89,930
17,553	NSK Ltd.	95,162
15,051	NTN Corp. (d)	60,920
		414,339
	Miscellaneous Commercial Services
5,985	Secom Co., Ltd.	256,161
1,190	USS Co., Ltd.	74,450
		330,611
	Miscellaneous Manufacturing
2,500	Kurita Water Industries Ltd. (d)	82,959

	Motor Vehicles
37,209	Honda Motor Co., Ltd.	1,199,339
55,005	Nissan Motor Co., Ltd.	400,512
59,855	Toyota Motor Corp.	2,523,873
1,100	Yamaha Motor Co., Ltd. (d)	13,694
		4,137,418
	Movies/Entertainment
1,550	Oriental Land Co., Ltd. (d)	103,852
2,850	TOHO Co., Ltd.	50,720
		154,572
	Oil & Gas Production
13	INPEX Holdings Inc.	99,466

	Oil Refining/Marketing
36,000	Nippon Oil Corp.	190,985
5,800	Showa Shell Sekiyu K.K.	64,911
7,000	TonenGeneral Sekiyu K.K. (d)	66,874
		322,770
	Other Consumer Services
1,754	Benesse Corp.	75,999

	Other Metals/Minerals
16,595	Dowa Holdings Co., Ltd.	75,763
12,250	Nippon Mining Holdings, Inc.	58,256
23,500	Sumitomo Metal Mining Co., Ltd. (d)	353,897
		487,916
	Other Transportation
3,000	Mitsubishi Logistics Corp.	37,221

	Packaged Software
1,250	Oracle Corp. Japan	50,330
2,700	Trend Micro Inc. (d)	93,305
		143,635
	Pharmaceuticals: Major
17,800	Takeda Pharmaceutical Co., Ltd.	720,465

	Pharmaceuticals: Other
10,600	Astellas Pharma Inc.	404,396
5,806	Chugai Pharmaceutical Co., Ltd. (d)	106,456
14,800	Daiichi Sankyo Co., Ltd.	269,020
5,003	Eisai Co., Ltd. (d)	178,178
7,032	Kyowa Hakko Kogyo Co., Ltd	81,003
6,181	Shionogi & Co., Ltd.	127,964
4,959	Taisho Pharmaceutical Co., Ltd.	95,695
		1,262,712
	Property - Casualty Insurers
1,000	Aioi Insurance Company Ltd	4,756
14,268	Millea Holdings, Inc.	414,658
1,000	Nipponkoa Insurance Company Ltd	5,971
16,000	Sompo Japan Insurance Inc.	106,188
		531,573
	Pulp & Paper
2,500	Nippon Paper Group, Inc. (d)	64,465
27,000	Oji Paper Co., Ltd. (d)	117,273
		181,738
	Railroads
33	Central Japan Railway Co.	199,133
7,900	East Japan Railway Co.	453,337
10,000	Keihin Electric Express Railway Co., Ltd. (d)	83,382
7,000	Keio Corp.	42,018
37,550	Kintetsu Corp. (d)	175,002
20,500	Tobu Railway Co., Ltd. (d)	124,571
23,000	Tokyu Corp.	112,782
16	West Japan Railway Co.	51,065
		1,241,290
	Real Estate Development
200	AEON Mall Co. Ltd.	4,227
2,450	Leopalace21 Corp.	20,998
17,000	Mitsubishi Estate Co., Ltd.	283,318
13,500	Mitsui Fudosan Co., Ltd.	248,243
5,500	Sumitomo Realty & Development Co., Ltd.	113,342
6,000	Tokyo Tatemono Co., Ltd.	29,421
1,000	Tokyu Land Corp.	4,037
		703,586
	Real Estate Investment Trusts
2	Japan Prime Realty Investment Corporation	4,305
9	Japan Real Estate Investment Corp.	75,329
10	Japan Retail Fund Investment Corp.	50,198
13	Nippon Building Fund Inc.	116,777
1	Nomura Real Estate Office Fund, Inc	6,573
		253,182
	Recreational Products
3,000	Konami Corp. (d)	63,884
2,008	Nintendo Co., Ltd.	543,035
2,350	Shimano Inc.	96,359
3,700	Yamaha Corp.	49,151
		752,429
	Regional Banks
6,500	77 Bank, Ltd. (The)	38,468
6,000	Bank of Kyoto, Ltd. (The)	54,404
15,000	Fukuoka Financial Group, Inc. (d)	65,786
1,000	Gunma Bank Ltd. (The)	5,812
1,000	Hachijuni Bank Ltd. (The)	5,855
1,000	Hiroshima Bank Ltd. (The)	4,164
29,000	Hokuhoku Financial Group, Inc.	66,198
14,000	Nishi-Nippon City Bank, Ltd. (The)	35,509
1,000	Sapporo Hokuyo Holdings Inc. (e)	3,371
1,000	Suruga Bank Ltd.	10,631
		290,198

	Semiconductors
3,405	Rohm Co., Ltd.	253,328

	Specialty Insurance
7,300	Mitsui Sumitomo insurance Group Holdings, Inc. (a) (d)	187,466

	Specialty Stores
5,000	UNY Co., Ltd.	40,793

	Steel
7,900	JFE Holdings, Inc.	318,087
45,000	Kobe Steel, Ltd. (d)	87,028
104,108	Nippon Steel Corp.	416,982
65,000	Sumitomo Metal Industries, Ltd.	162,114
		984,211
	Textiles
4,571	Nisshinbo Industries, Inc. (d)	58,499
23,608	Teijin Ltd.	74,847
31,000	Toray Industries, Inc. (d)	155,287
		288,633
	Tobacco
92	Japan Tobacco Inc.	266,399

	Trucks/Construction/Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd. (d)	17,744
24,900	Komatsu Ltd.	407,610
37,000	Kubota Corp.	333,147
		758,501
	Wholesale Distributors
37,051	Itochu Corp.	277,222
54,550	Marubeni Corp.	251,924
32,100	Mitsubishi Corp.	641,152
39,000	Mitsui & Co., Ltd.	489,226
23,600	Sumitomo Corp.	233,693
		1,893,217
	Wireless Telecommunications
57	NTT DoCoMo, Inc. (d)	82,646
	Total Japan	41,074,596

	Luxembourg (0.3%)
	Steel
10,997	ArcelorMittal (d) (e)	395,767

	Malaysia (0.5%)
	Agricultural Commodities/Milling
37,600	IOI Corporation Behard	52,304
5,800	Kuala Lumpur Kepong Berhad	20,582
7,100	PPB Group Berhad	29,630
		102,516
	Casino/Gaming
27,800	Genting Berhad	51,299

	Electric Utilities
21,300	Tenaga Nasional Berhad	49,282
9,600	YTL Corp. Berhad	19,759
25,400	YTL Power International	15,720
		84,761
	Engineering & Construction
29,600	Gamuda Berhad	28,234
10,200	IJM Corp. Berhad	17,519
		45,753
	Financial Conglomerates
24,900	AMMB Holdings Berhad	28,275

	Hotels/Resorts/Cruiselines
38,700	Genting Malaysia Berhad	32,300

	Major Banks
37,200	Malayan Banking Berhad	68,644

	Major Telecommunications
3,900	Digi.com Berhad	24,579

	Marine Shipping
12,400	Malaysian International Shipping Berhad	30,978

	Oil & Gas Pipelines
8,700	Petronas Gas Berhad	24,204

	Other Transportation
22,100	Plus Expressways Berhad	20,579

	Regional Banks
28,800	Commerce Asset-Holdings Berhad	88,301
13,000	Public Bank Berhad	38,382
		126,683
	Tobacco
1,700	British American Tobacco Berhad	22,441

	Wholesale Distributors
32,600	Sime Darby Berhad	76,352

	Wireless Telecommunications
30,300	Axiata Group Berhad	25,289
	Total Malaysia	764,653

	Mexico (0.2%)
	Discount Stores
71,150	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	242,499

	Home Building
4,300	Desarrolladora Homex S.A.B. de C.V. (ADR) (a) (d)	151,489
23,400	Urbi, Desarrollos Urbanos, S.A.B. de C.V. (a)	40,462
		191,951
	Total Mexico	434,450

	Netherlands (2.2%)
	Aerospace & Defense
4,604	European Aeronautic Defence and Space Co. (d)	87,800

	Air Freight/Couriers
9,746	TNT N.V. (d)	231,492

	Beverages: Alcoholic
3,824	Heineken N.V.	152,663

	Chemicals: Major Diversified
2,154	Koninklijke DSM N.V. (d)	76,998

	Construction Materials
6,557	James Hardie Industries N.V. (CDI)	28,462

	Electronic Production Equipment
5,597	ASML Holding N.V.	146,544

	Financial Conglomerates
24,345	ING Groep N.V. (Dutch Certificates)	312,219

	Food Retail
18,160	Koninklijke Ahold NV (a)	206,523

	Food: Major Diversified
21,630	Unilever N.V. (Share Certificates)	590,994

	Industrial Conglomerates
19,931	Koninklijke (Royal) Philips Electronics N.V.	454,520

	Industrial Specialties
3,263	Akzo Nobel N.V.	179,030

	Life/Health Insurance
26,775	Aegon N.V.	196,841

	Major Telecommunications
22,293	Koninklijke (Royal) KPN N.V. (d)	335,057

	Oilfield Services/Equipment
1,326	Furgo N.V. (Share Certificates)	59,505
3,370	SBM Offshore N.V. (d)	64,458
		123,963
	Personnel Services
395	Randstad Holding NV (d)	13,685

	Publishing: Books/Magazines
8,407	Reed Elsevier N.V. (d)	88,119
5,723	Wolters Kluwer N.V.	112,566
		200,685
	Semiconductors
9,696	STMicroelectronics N.V. (d)	74,059
	Total Netherlands	3,411,535

	Norway (1.4%)
	Chemicals: Agricultural
21,965	Yara International ASA (d)	680,869

	Electrical Products
3,800	Renewable Energy Corp. (a) (d)	30,173

	Financial Conglomerates
22,028	DnB NOR ASA	191,693

	Food: Specialty/Candy
26,090	Orkla ASA	206,610

	Industrial Conglomerates
23,651	Norsk Hydro ASA	138,909

	Integrated Oil
31,586	StatoilHydro ASA	675,063

	Major Telecommunications
23,335	Telenor ASA	215,249
	Total Norway	2,138,566

	Poland (1.1%)
	Engineering & Construction
2,800	PBG SA	217,528

	Information Technology Services
843	Assesco Poland S.A.	17,358

	Integrated Oil
212,224	Polskie Gornictwo Naftow	324,641

	Major Telecommunications
7,306	Telekomunikacja Polska S.A.	37,396

	Oil Refining/Marketing
3,627	Polski Koncern Naftowy Orlen S.A. (a)	35,459

	Other Metals/Minerals
1,435	KGHM Polska Miedz S.A.	42,669

	Real Estate Development
1,600	Globe Trade Centre S.A.	14,300

	Regional Banks
14,146	Bank Handlowy W, Warsza	286,659
1,298	Bank Pekao S.A.	64,966
8,881	Bank Zachodni WBK S.A.	393,822
99,550	Getin Holding S.A.	249,470
5,300	Powszechna Kasa Oszczednosci Bank Polski S.A.	60,688
		1,055,605
	Total Poland	1,744,956

	Portugal (0.2%)
	Electric Utilities
34,716	Energias de Portugal, S.A.	137,704

	Major Telecommunications
9,891	Portugal Telecom, SGPS, S.A. (Registered Shares)	100,206

	Other Transportation
8,438	Brisa	69,875
	Total Portugal	307,785

	Russia (1.2%)
	Food: Meat/Fish/Dairy
1,900	Wimm-Bill-Dann Foods (ADR) (d)	129,504

	Integrated Oil
28,550	Gazprom (Sponsored ADR) (Registered Shares) (d)	589,557
5,800	Lukoil (Sponsored ADR)	290,000
951	NovaTech OAO	40,998
18,200	Surgutneftegaz (Sponsored ADR) (d)	141,596
		1,062,151
	Oil & Gas Production
5,010	TATNEFT - (Sponsored Registered GDR)	124,749

	Oil Refining/Marketing
18,900	Rosneft Oil Co.	115,479

	Other Metals/Minerals
14,639	JSC MMC Norilsk Nickel (ADR) (d)	146,536

	Precious Metals
3,023	Polyus Gold (ADR) (d)	64,994

	Regional Banks
32,411	VTB Bank OJSC	88,158

	Wireless Telecommunications
2,300	Mobile Telesystems (Sponsored ADR)	96,577
6,100	Vimpel-Communications (a)	82,411
		178,988
	Total Russia	1,910,559

	Singapore (2.2%)
	Airlines
18,277	Singapore Airlines Ltd.	171,445

	Industrial Conglomerates
49,000	Fraser & Neave Ltd.	141,299
36,000	Keppel Corp. Ltd.	209,874
		351,173
	Investment Banks/Brokers
26,490	Singapore Exchange Ltd. (d)	160,506

	Major Banks
34,413	DBS Group Holdings Ltd.	331,899
80,093	Oversea-Chinese Banking Corp., Ltd.	435,206
		767,105
	Major Telecommunications
229,630	Singapore Telecommunications Ltd.	558,458

	Marine Shipping
20,000	Neptune Orient Lines Ltd. (d)	23,069

	Other Transportation
65,089	ComfortDelGro Corp., Ltd.	70,102

	Publishing: Newspapers
51,350	Singapore Press Holdings Ltd. (d)	128,094

	Real Estate Development
42,000	Capitaland Ltd.	111,482
17,462	City Developments Ltd.	123,034
18,683	UOL Group Ltd.	45,437
		279,953
	Real Estate Investment Trusts
30,000	Ascendas Real Estate Investment Trust	35,438
26,704	CapitaMall Trust	29,318
		64,756
	Regional Banks
34,508	United Overseas Bank Ltd.	423,932

	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	148,095

	Trucks/Construction/Farm Machinery
49,000	Cosco Corp Ltd. (d)	44,603
25,511	SembCorp Industries Ltd.	56,902
23,400	SembCorp Marine Ltd.	50,730
		152,235
	Total Singapore	3,298,923

	Spain (3.6%)
	Apparel/Footwear Retail
1,874	Industria de Diseno Textil, S.A.	100,804

	Building Products
1,755	Zardoya Otis S.A. (d)	39,872

	Electric Utilities
43,083	Iberdola S.A.	369,664

	Engineering & Construction
389	Acciona S.A.	46,989
2,758	ACS, Actividades de Construccion y Servicios, S.A. (d)	146,979
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	20,136

395	Fomento de Construcciones y Contratas S.A.	15,848
911	Grupo Ferrovial, S.A. (d)	31,292
		261,244
	Gas Distributors
2,395	Gas Natural SDG, S.A. (d)	44,820

	Information Technology Services
662	Indra Sistemas, S.A.	15,215

	Integrated Oil
13,207	Repsol YPF, S.A.	306,640

	Investment Managers
2,881	Criteria Caixacorp. S.A.	13,859

	Major Banks
56,404	Banco Bilbao Vizcaya Argentaria, S.A. (d)	926,119
129,732	Banco Santander S.A. (d)	1,878,646
		2,804,765
	Major Telecommunications
47,157	Telefonica S.A.	1,173,195

	Other Transportation
3,795	Abertis Infraestructuras S.A.	78,593

	Property - Casualty Insurers
10,791	Mapfre S.A. (d)	40,296

	Real Estate Development
891	Sacyr Vallehermoso S.A. (d)	14,274

	Regional Banks
16,051	Banco Popular Espanol S.A.	144,926

	Steel
1,782	Acerinox, S.A.	35,355
	Total Spain	5,443,522

	Sweden (2.3%)
	Apparel/Footwear Retail
6,458	Hennes & Mauritz AB (B Shares) (d)	383,936

	Electronics/Appliances
4,900	Electrolux AB (B Shares)	91,671

	Engineering & Construction
8,821	Skanska AB (B Shares) (d)	123,770

	Financial Conglomerates
11,998	Investor Ab-B Shares	213,656

	Household/Personal Care
12,558	Svenska Cellulosa AB (B Shares)	161,413

	Industrial Machinery
5,653	Alfa Laval AB (d)	61,575
7,316	Assa Abloy AB (B Shares) (d)	120,649
20,320	Atlas Copco AB (A Shares) (d)	242,173
9,144	Atlas Copco AB (B Shares) (d)	96,940
19,045	Sandvik AB (d)	181,450
		702,787
	Major Banks
7,053	Svenska Handelsbanken AB (A Shares) (d)	172,513

	Major Telecommunications
2,733	Tele2 AB (B Shares)	36,776
28,889	TeliaSonera AB (d)	185,360
		222,136
	Medical Specialties
4,160	Getinge AB (B Shares) (d)	62,262

	Metal Fabrications
6,200	SKF AB (B Shares) (d)	93,009

	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares) (d)	15,078

	Oil & Gas Production
5,026	Lundin Petroleum AB (a) (d)	44,507

	Pulp & Paper
1,250	Holmen AB (B Shares)	34,385

	Regional Banks
23,834	Nordea Bank AB (d)	231,206

	Steel
3,977	SSAB Svenskt Stal AB (Series A) (d)	52,082

	Telecommunication Equipment
52,416	Telefonaktiebolaget LM Ericsson (B Shares) (d)	514,281

	Tobacco
4,193	Swedish Match AB (d)	80,042

	Tools/Hardware
4,900	Husqvarna AB (B Shares) (d)	30,897

	Trucks/Construction/Farm Machinery
13,785	Volvo AB (A Shares) (d)	97,905
20,507	Volvo AB (B Shares)	149,909
		247,814
	Total Sweden	3,477,445

	Switzerland (6.8%)
	Biotechnology
599	Lonza Group AG (Registered Shares)	59,359

	Building Products
958	Geberit AG (Registered Shares)	133,662
1,193	Schindler Holding AG (Participation Certificates)	77,029
		210,691
	Chemicals: Agricultural
3,730	Syngenta AG (Registered Shares)	860,729

	Computer Peripherals
3,420	Logitech Intenational S.A. (Registered Shares) (a)	57,605

	Construction Materials
3,858	Holcim Ltd. (Registered Shares)	234,300

	Financial Conglomerates
28,831	UBS AG (Registered Shares)	421,137

	Food: Major Diversified
60,698	Nestle S.A. (Registered Shares)	2,498,010

	Household/Personal Care
119	Givaudan S.A. (Registered Shares)	79,563

	Industrial Conglomerates
35,781	ABB Ltd. (Registered Shares)	653,577

	Investment Banks/Brokers
4,924	Julius Baer Holding AG (Registered Shares) (d)	234,531

	Investment Trusts/Mutual Funds
100	Pargesa Holding	7,341

	Life/Health Insurance
412	Swiss Life Holding AG (Registered Shares) (d)	41,291

	Major Banks
18,299	Credit Suisse Group (Registered Shares)	864,735

	Major Telecommunications
336	Swisscom AG (Registered Shares)	110,281

	Medical Specialties
2,730	Nobel Biocare Holding AG (Registered Shares)	64,836
178	Straumann Holding AG (Registered Shares) (d)	38,993
		103,829
	Miscellaneous Commercial Services
27	SGS SA (Registered Shares)	31,885

	Multi-Line Insurance
801	Baloise Holding AG (Registered Shares) (d)	63,861
1,985	Zurich Financial Services AG (Registered Shares)	390,072
		453,933
	Other Consumer Specialties
7,672	Compagnie Financiere Richemont S.A.	188,525
519	Swatch Group AG (Bearer Shares)	94,849
1,148	Swatch Group AG (Registered Shares)	42,594
		325,968
	Personnel Services
238	Adecco S.A. (Registered Shares)	11,470

	Pharmaceuticals: Major
31,461	Novartis AG (Registered Shares)	1,440,791
9,468	Roche Holding AG	1,492,872
		2,933,663
	Property - Casualty Insurers
6,517	Swiss Re (Registered Shares)	250,032
	Total Switzerland	10,443,930

	Turkey (1.0%)
	Beverages: Alcoholic
9,628	Anadolu Efes Biracilik ve Malt Sanayii A.S.	103,418

	Discount Stores
1,699	Bim Birlesik Magazalar A	66,992

	Engineering & Construction
16,050	Enka Insaat Ve Sanayi A.S.	54,557

	Financial Conglomerates
18,101	Haci Omer Sabanci Holding A.S.	67,680

	Motor Vehicles
17,096	Koc Holding A.S. (a)	40,215

	Oil Refining/Marketing
5,576	Tupras-Turkiye Petrol Rafinerileri A.S.	72,024

	Regional Banks
34,165	Akbank T.A.S.	192,780
70,570	Turkiye Garanti Bankasi A.S.	249,474
11,400	Turkiye Halk Bankasi	60,838
41,939	Turkiye Is Bankasi	145,409
27,952	Turkiye Vakiflar Bankasi T.A.O. (D Shares) (Units)	58,908
31,377	Yapi ve Kredi Bankasi A.S. (a)	65,700
		773,109
	Specialty Telecommunications
22,800	Turk Telekomunikasyon A.S.	69,441

	Steel
20,474	Eregli Demir ve Celik Fabrikalari T.A.S.	67,367

	Wireless Telecommunications
27,344	Turkcell Iletisim Hizmetleri A.S.	173,810
	Total Turkey	1,488,613

	United Kingdom (e) (15.8%)
	Advertising/Marketing Services
38,432	WPP Group PLC	296,438

	Aerospace & Defense
62,169	BAE Systems PLC	318,821
24,759	Cobham PLC	74,074
36,714	Rolls-Royce Group PLC (a)	254,053
		646,948
	Airlines
17,649	British Airways PLC (a)	41,982

	Apparel/Footwear
7,072	Burberry Group PLC	54,342

	Beverages: Alcoholic
42,560	Diageo PLC	666,866
3,218	SABMiller PLC	74,558
		741,424
	Cable/Satellite Tv
27,957	British Sky Broadcasting Group PLC	254,987

	Casino/Gaming
9,958	Ladbrokes PLC	29,193

	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	57,047

	Chemicals: Major Diversified
3,138	Johnson Matthey PLC	74,225

	Containers/Packaging
10,347	Rexam PLC	40,791

	Department Stores
17,549	Marks & Spencer Group PLC	101,356
3,214	Next PLC	91,539
		192,895
	Electric Utilities
5,345	International Power PLC	22,790
54,600	National Grid PLC	509,390
23,577	Scottish & Southern Energy PLC	435,984
		968,164

	Engineering & Construction
6,365	AMEC PLC	74,959
11,817	Balfour Beatty PLC	60,354
		135,313
	Financial Conglomerates
122,112	Lloyds TSB Group PLC	173,385
74,596	Old Mutual PLC	119,400
		292,785
	Financial Publishing/Services
4,218	Thomson Reuters PLC	134,946

	Food Retail
15,053	Sainsbury (J) PLC	79,836
81,517	Tesco PLC	500,426
		580,262
	Food: Major Diversified
17,446	Unilever PLC	460,455

	Food: Specialty/Candy
16,935	WPP Group PLC	167,189

	Gas Distributors
46,186	Centrica PLC	169,926

	Home Building
1,777	Berkeley Group Holdings PLC (The) (Units) (a) (c)	24,519

	Home Improvement Chains
16,731	Kingfisher PLC	59,460

	Hotels/Resorts/Cruiselines
2,716	Carnival PLC	79,124
5,641	InterContinental Hotels Group PLC	63,982
		143,106
	Household/Personal Care
8,184	Reckitt Benckiser Group PLC	393,178

	Industrial Conglomerates
7,468	Smiths Group PLC	89,820
22,605	Tomkins PLC	66,836
		156,656
	Information Technology Services
12,372	Invensys PLC	53,320

	Integrated Oil
56,175	BG Group PLC	937,439
298,574	BP PLC	2,479,804
64,176	Royal Dutch Shell PLC (A Shares)	1,685,231
43,777	Royal Dutch Shell PLC (B Shares)	1,136,400
		6,238,874
	Investment Banks/Brokers
3,014	ICAP PLC	22,858
3,558	Investec PLC	24,012
869	London Stock Exchange Group PLC (d)	10,336
		57,206
	Investment Managers
11,347	3i Group PLC	51,888
38,849	Man Group PLC	179,596
3,739	Schroders PLC	61,053
		292,537
	Life/Health Insurance
34,746	Aviva PLC	203,581
37,894	Friends Provident PLC	44,405
33,498	Prudential PLC	250,827
28,501	Standard Life PLC	94,172
		592,985

	Major Banks
89,663	Barclays PLC	452,778
250,441	HSBC Holdings PLC (Registered Shares)	2,534,155
239,811	Royal Bank of Scotland Group PLC	179,646
24,388	Standard Chartered PLC	578,901
		3,745,480
	Major Telecommunications
120,827	BT Group PLC	255,625

	Medical Specialties
20,839	Smith & Nephew PLC	165,524

	Miscellaneous Commercial Services
11,626	Experian Group Ltd.	95,938
4,556	G4S PLC	16,249
1,852	Serco Group PLC	12,483
		124,670
	Multi-Line Insurance
89,190	Legal & General Group PLC	96,023
50,760	Royal & Sun Alliance Insurance Group PLC	107,347
		203,370
	Other Metals/Minerals
10,369	Anglo American PLC	334,294
7,703	Rio Tinto PLC	320,272
5,525	Xstrata PLC	74,591
		729,157
	Other Transportation
10,380	FirstGroup PLC	57,480

	Packaged Software
23,668	Sage Group PLC (The)	77,254

	Personnel Services
1,773	Capita Group PLC	19,769

	Pharmaceuticals: Major
18,011	AstraZeneca PLC	843,325
68,080	GlaxoSmithKline PLC	1,306,694
		2,150,019
	Property - Casualty Insurers
2,507	Admiral Group PLC	40,057

	Publishing: Books/Magazines
13,711	Pearson PLC	158,836
18,758	Reed Elsevier PLC	132,625
		291,461
	Pulp & Paper
8,123	Bunzl PLC	70,288

	Restaurants
28,993	Compass Group PLC	156,191
3,327	Whitbread PLC	48,101
		204,292
	Tobacco
21,622	British American Tobacco PLC	671,082
8,638	Imperial Tobacco Group PLC	246,887
		917,969
	Utilities
7,904	Severn Trent PLC	127,874

	Water Utilities
2,445	UTD Utilities PLC	18,409

	Wholesale Distributors
1,116	Wolseley PLC	24,962

	Wireless Telecommunications
749,547	Vodafone Group PLC	1,536,306
	Total United Kingdom	24,111,119

	United States (0.1%)
	Medical Specialties
1,207	Synthes, Inc.	135,648

	Total Common Stocks (Cost $141,728,688)	141,388,684

	Investment Trusts/Mutual Funds (0.5%)
67	Ishares MSCI Taiwan Index Fund	761,376

	Preferred Stocks (1.5%)
	Brazil (1.3%)
	Electric Utilities
10,663	Centrais Eletricas Brasileiras S.A. (Class B)	147,450
6,765	Companhia Energetica de Minas Gerais	96,956
		244,406
	Food: Meat/Fish/Dairy
22,666	Sadia S.A.	65,602

	Industrial Conglomerates
26,222	Itausa - Investimentos Itau S.A. (Pref.)	132,952

	Integrated Oil
32,314	Petroleo Brasileiro S.A.	544,528

	Regional Banks
19,874	Banco Bradesco S.A.	311,998
19,340	Banco Itau Holding Financeira S.A.	345,492
		657,490
	Specialty Telecommunications
5,574	Tele Norte Leste Participacoes S.A.	85,444

	Steel
9,749	Companhia Vale do Rio Doce (Class A)	168,514
6,316	Gerdau S.A.	74,001
3,178	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	75,458
		317,973
	Total Brazil	2,048,395

	Germany (0.2%)
	Electric Utilities
230	RWE AG NV	16,319

	Household/Personal Care
513	Henkel AG & Co. KGaA	18,864

	Motor Vehicles
1,607	Porsche Automobil Holding SE	104,765
1,213	Volkswagen AG	95,071
		199,836
	Total Germany	235,019
	Total Preferred Stocks (Cost $2,127,285)	2,283,414

NUMBER OF
WARRANTS
	Warrants (0.0%)
	Italy (0.0%)
	Regional Banks
2	Unione Di Banche	0

	Malaysia (0.0%)
	Real Estate Development
12	IJM Land BHD	2,195
	Total Warrants (Cost $0)	2,195

NUMBER OF
RIGHTS
	Rights (0.0%)
	Belgium (0.0%)
	Financial Conglomerates
25,770	Fortis Group	0

	Japan (0.0%)
	Other Metals/Minerals
22	Rolls Royce Group (Rights)	0

	United Kingdom (0.0%)
	Containers/Packaging
4	Rexam PLC	5,404
	Total Rights (Cost $0)	5,404

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (17.5%)
	Securities held as Collateral on Loaned Securities (e) (14.2%)
	Repurchase Agreements (3.0%)
$3,364	Bank of America Securities LLC (0.21% dated 7/31/09, due 08/03/09; proceeds $3,363,884; fully collateralized by Federal Home Loan Mortgage Corp., 5.00% due 03/01/35; valued at $3,431,201.)	3,363,865

1,207	Citigroup Global Markets Inc. (0.54%, dated 7/31/09, due 08/03/09; proceeds $1,207,107; fully collateralized by exchange traded fund at the date of this Portfolio of Investments as follows: Diamonds Trust; valued at $1,267,448.)	1,207,071
	Total Repurchase Agreements (Cost $4,570,936)	4,570,936

NUMBER OF
SHARES (000)
	Investment Company (f) (11.2%)
17,412	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $17,141,691)		17,141,691

	Total Securities held as Collateral on Loaned Securities (Cost $21,712,627)		21,712,627

	Investment Company (f) (3.3%)
5,145	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,145,065)		5,145,065

	Total Short-Term Investments (Cost $26,857,692)		26,857,692

	Total Investments (Cost $170,713,665) (g)	112.0%	171,298,765
	Liabilities in Excess of Other Assets	(12.0)	(18,211,046)
	Net Assets	100.0%	$153,087,719

ADR	American Depositary Receipt.
CDI	CHESS Depository Interest.
GDR	Global Depositary Receipt.
PPS	Price Protected Share.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entilies that are traded as a single stapled security.
(c)	Consist of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

The value of loaned securities and related collateral outstanding at July 31, 2009 was $21,385,175 and $21,751,504 respectively. The fund received cash collateral of $21,712,626 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $38,878 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

At January 31, 2009, investments in securities of issuers in Japan 26.8% and United Kingdom 15.6% represented 42.4% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

186	Long	SGX CNX NIFTY Index Future August 2009	$1,731,288	$43,946

62	Long	MSCI TAIWAN Index Future August 2009	1,587,200	1,793

42	Long	Dow Jones Euro STOXX 50 Futures September 2009	1,577,970	125,859

20	Long	FTSE 100 Index Futures September 2009	1,528,798	92,432

16	Long	I-SHARES Index Future August 2009	1,243,760	(13,487)

		Net Unrealized Appreciation		$250,543

Forward Foreign Currency Contract Open at July 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$158,418	GBP	258,007	08/13/2009	$6,611
	$224,158	GBP	365,209	08/13/2009	9,220
EUR	550,682		$769,193	08/13/2009	(15,722)
GBP	966,141		$1,573,795	08/13/2009	(40,030)
	$1,167,026	AUD	952,597	08/13/2009	22,473
	$1,770,743	AUD	1,417,533	08/13/2009	61,953
	$2,160,916	EUR	3,082,968	08/13/2009	(2,907)
	$2,448,218	GBP	3,990,546	08/13/2009	98,915
	$2,816,742	EUR	3,931,820	08/13/2009	83,023
	$3,266,721	AUD	2,567,250	08/13/2009	162,149
EUR	3,310,434		$4,624,080	08/13/2009	(94,446)
EUR	4,528,986		$6,329,801	08/13/2009	(125,588)
EUR	5,306,988		$7,425,166	08/13/2009	(139,148)
	$6,814,013	EUR	9,523,469	08/13/2009	188,883
	$18,053,769	EUR	25,223,823	08/13/2009	509,112
	$21,173,013	EUR	29,568,748	08/13/2009	610,202
EUR	27,638,609		$38,545,909	08/13/2009	(848,775)
HKD	40,993,355		$5,290,489	08/13/2009	382
JPY	129,622,668		$1379918.8	08/13/2009	9,921
JPY	156,203,549		$1,678,345	08/13/2009	27,410
JPY	370,214,280		$3,986,457	08/13/2009	73,616
JPY	499,179,781		$5,294,023	08/13/2009	18,130

		Net Unrealized Appreciation			$615,383

Currency Abbreviations:
AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.

Morgan Stanley International Fund

Portfolio of Investments July 31, 2009  (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$26,857,692	15.7%
Major Banks	15,078,686	8.8
Integrated Oil	12,579,156	7.3
Pharmaceuticals: Major	6,907,413	4.0
Motor Vehicles	6,324,359	3.7
Electric Utilities	5,297,066	3.1
Industrial Conglomerates	4,804,662	2.8
Other Metals/Minerals	4,536,494	2.6
Regional Banks	4,515,329	2.6
Major Telecommunications	4,318,345	2.5
Real Estate Development	3,850,490	2.2
Food: Major Diversified	3,758,929	2.2
Electronic Equipment/Instruments	3,518,658	2.1
Steel	2,612,648	1.5
Financial Conglomerates	2,478,428	1.4
Wholesale Distributors	2,381,416	1.4
Food Retail	2,146,619	1.3
Engineering & Construction	2,044,278	1.2
Wireless Telecommunications	2,014,885	1.2
Industrial Machinery	1,990,294	1.2
Chemicals: Agricultural	1,962,671	1.1
Investment Banks/Brokers	1,912,789	1.1
Multi-Line Insurance	1,887,891	1.1
Beverages: Alcoholic	1,792,834	1.0
Chemicals: Specialty	1,754,957	1.0
Pharmaceuticals: Other	1,736,449	1.0
Gas Distributors	1,569,268	0.9
Life/Health Insurance	1,478,751	0.9
Railroads	1,474,952	0.9
Electronics/Appliances	1,444,283	0.8
Telecommunication Equipment	1,358,254	0.8
Household/Personal Care	1,314,095	0.8
Tobacco	1,286,851	0.8
Electrical Products	1,263,243	0.7
Trucks/Construction/Farm Machinery	1,249,252	0.7
Property - Casualty Insurers	1,065,907	0.6
Department Stores	1,012,400	0.6
Electronic Components	995,697	0.6
Medical Specialties	975,916	0.6
Apparel/Footwear Retail	947,281	0.6
Information Technology Services	934,253	0.5
Oil Refining/Marketing	867,519	0.5
Aerospace & Defense	836,649	0.5
Home Building	818,111	0.5
Chemicals: Major Diversified	797,616	0.5
Investment Trusts/Mutual Funds	790,848	0.5
Food: Specialty/Candy	761,048	0.4

Recreational Products	752,429	0.4
Apparel/Footwear	736,014	0.4
Automotive Aftermarket	677,956	0.4
Building Products	670,715	0.4
Auto Parts: O.E.M.	653,449	0.4
Industrial Specialties	651,155	0.4
Construction Materials	644,785	0.4
Miscellaneous Commercial Services	605,569	0.4
Metal Fabrications	591,674	0.3
Publishing: Books/Magazines	582,682	0.3
Packaged Software	571,379	0.3
Electronic Production Equipment	538,927	0.3
Air Freight/Couriers	518,561	0.3
Food: Meat/Fish/Dairy	471,032	0.3
Oil & Gas Production	446,246	0.3
Real Estate Investment Trusts	434,175	0.3
Pulp & Paper	426,725	0.2
Marine Shipping	374,335	0.2
Precious Metals	365,630	0.2
Investment Managers	357,028	0.2
Other Transportation	356,582	0.2
Advertising/Marketing Services	346,275	0.2
Other Consumer Specialties	344,074	0.2
Airlines	330,213	0.2
Semiconductors	327,387	0.2
Hotels/Resorts/Cruiselines	302,203	0.2
Computer Processing Hardware	295,799	0.2
Textiles	288,633	0.2
Media Conglomerates	274,713	0.2
Commercial Printing/Forms	273,606	0.2
Cable/Satellite Tv	254,987	0.1
Agricultural Commodities/Milling	253,010	0.1
Water Utilities	246,602	0.1
Containers/Packaging	240,583	0.1
Oilfield Services/Equipment	233,805	0.1
Discount Stores	229,737	0.1
Biotechnology	210,961	0.1
Restaurants	204,292	0.1
Specialty Stores	188,888	0.1
Specialty Insurance	187,466	0.1
Casino/Gaming	181,082	0.1
Electronics/Appliance Stores	172,048	0.1
Other Consumer Services	155,191	0.1
Specialty Telecommunications	154,885	0.1
Movies/Entertainment	154,572	0.1
Publishing: Newspapers	137,449	0.1
Internet Software/Services	137,161	0.1
Financial Publishing/Services	134,946	0.1
Finance/Rental/Leasing	130,825	0.1
Utilities	127,874	0.1
Broadcasting	124,821	0.1
Coal	122,882	0.1
Contract Drilling	122,008	0.1
Medical/Nursing Services	88,146	0.1

Miscellaneous Manufacturing	82,959	0.0
Home Improvement Chains	59,460	0.0
Computer Peripherals	57,605	0.0
Catalog/Specialty Distribution	57,047	0.0
Beverages: Non-Alcoholic	56,518	0.0
Aluminum	55,519	0.0
Trucking	54,854	0.0
Personnel Services	44,914	0.0
Office Equipment/Supplies	42,581	0.0
Tools/Hardware	30,897	0.0
Oil & Gas Pipelines	24,204	0.0
Medical Distributors	22,403	0.0

	$171,298,765	100.0%

MS International Fund

Notes to the Portfolio of Investments

SFAS 157 Disclosure

7/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
Investment Type	Total	Active Market for Identical Investments (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Common Stocks
Advertising/Marketing Services	$346,275	$346,275	—	—
Aerospace & Defense	836,649	836,649	—	—
Agricultural Commodities/Milling	253,010	253,010	—	—
Air Freight/Couriers	518,561	518,561	—	—
Airlines	330,213	330,213	—	—
Aluminum	55,519	55,519	—	—
Apparel/Footwear	736,014	736,014	—	—
Apparel/Footwear Retail	947,281	947,281	—	—
Auto Parts: O.E.M.	653,449	653,449	—	—
Automotive Aftermarket	677,956	677,956	—	—
Beverages: Alcoholic	1,792,834	1,792,834	—	—
Beverages: Non-Alcoholic	56,518	56,518	—	—
Biotechnology	210,961	210,961	—	—
Broadcasting	124,821	124,821	—	—
Building Products	670,715	670,715	—	—
Cable/Satellite Tv	254,987	254,987	—	—
Casino/Gaming	181,082	181,082	—	—
Catalog/Specialty Distribution	57,047	57,047	—	—
Chemicals: Agricultural	1,962,671	1,962,671	—	—
Chemicals: Major Diversified	797,616	797,616	—	—
Chemicals: Specialty	1,754,957	1,754,957	—	—
Coal	122,882	122,882	—	—
Commercial Printing/Forms	273,606	273,606	—	—
Computer Peripherals	57,605	57,605	—	—
Computer Processing Hardware	295,799	295,799	—	—
Construction Materials	644,785	644,785	—	—
Containers/Packaging	235,179	235,179	—	—
Contract Drilling	122,008	122,008	—	—
Department Stores	1,012,400	1,012,400	—	—
Discount Stores	229,737	229,737	—	—
Electric Utilities	5,036,341	5,036,341	—	—
Electrical Products	1,263,243	1,263,243	—	—
Electronic Components	995,697	995,697	—	—
Electronic Equipment/Instruments	3,518,658	3,518,658	—	—
Electronic Production Equipment	538,927	538,927	—	—
Electronics/Appliance Stores	172,048	172,048	—	—
Electronics/Appliances	1,444,283	1,444,283	—	—
Engineering & Construction	2,044,278	2,044,278	—	—
Finance/Rental/Leasing	130,825	130,825	—	—
Financial Conglomerates	2,478,428	2,478,428	—	—
Financial Publishing/Services	134,946	134,946	—	—
Food Retail	2,146,619	2,146,619	—	—
Food: Major Diversified	3,758,929	3,758,929	—	—

Food: Meat/Fish/Dairy	405,430	405,430	—	—
Food: Specialty/Candy	761,048	761,048	—	—
Gas Distributors	1,569,268	1,569,268	—	—
Home Building	818,111	818,111	—	—
Home Improvement Chains	59,460	59,460	—	—
Hotels/Resorts/Cruiselines	302,203	302,203	—	—
Household/Personal Care	1,295,231	1,295,231	—	—
Industrial Conglomerates	4,671,710	4,671,710	—	—
Industrial Machinery	1,990,294	1,990,294	—	—
Industrial Specialties	651,155	651,155	—	—
Information Technology Services	934,253	934,253	—	—
Integrated Oil	12,034,628	12,034,628	—	—
Internet Software/Services	137,161	137,161	—	—
Investment Banks/Brokers	1,912,789	1,912,789	—	—
Investment Managers	357,028	357,028	—	—
Investment Trusts/Mutual Funds	790,848	790,848	—	—
Life/Health Insurance	1,478,751	1,478,751	—	—
Major Banks	15,078,686	15,078,686	—	—
Major Telecommunications	4,318,345	4,318,345	—	—
Marine Shipping	374,335	374,335	—	—
Media Conglomerates	274,713	274,713	—	—
Medical Distributors	22,403	22,403	—	—
Medical Specialties	975,916	975,916	—	—
Medical/Nursing Services	88,146	88,146	—	—
Metal Fabrications	591,674	591,674	—	—
Miscellaneous Commercial Services	605,569	605,569	—	—
Miscellaneous Manufacturing	82,959	82,959	—	—
Motor Vehicles	6,124,523	6,124,523	—	—
Movies/Entertainment	154,572	154,572	—	—
Multi-Line Insurance	1,887,891	1,887,891	—	—
Office Equipment/Supplies	42,581	42,581	—	—
Oil & Gas Pipelines	24,204	24,204	—	—
Oil & Gas Production	446,246	446,246	—	—
Oil Refining/Marketing	867,519	867,519	—	—
Oilfield Services/Equipment	233,805	233,805	—	—
Other Consumer Services	155,191	155,191	—	—
Other Consumer Specialties	344,074	344,074	—	—
Other Metals/Minerals	4,536,494	4,536,494	—	—
Other Transportation	356,582	356,582	—	—
Packaged Software	571,379	571,379	—	—
Personnel Services	44,914	44,914	—	—
Pharmaceuticals: Major	6,907,413	6,907,413	—	—
Pharmaceuticals: Other	1,736,449	1,736,449	—	—
Precious Metals	365,630	365,630	—	—
Property - Casualty Insurers	1,065,907	1,065,907	—	—
Publishing: Books/Magazines	582,682	582,682	—	—
Publishing: Newspapers	137,449	137,449	—	—
Pulp & Paper	426,725	426,725	—	—
Railroads	1,474,952	1,474,952	—	—
Real Estate Development	3,848,295	3,848,295	—	—
Real Estate Investment Trusts	434,175	434,175	—	—
Recreational Products	752,429	752,429	—	—
Regional Banks	3,857,839	3,857,839	—	—
Restaurants	204,292	204,292	—	—
Semiconductors	327,387	327,387	—	—
Specialty Insurance	187,466	187,466	—	—
Specialty Stores	188,888	188,888	—	—
Specialty Telecommunications	69,441	69,441	—	—
Steel	2,294,675	2,294,675	—	—
Telecommunication Equipment	1,358,254	1,358,254	—	—
Textiles	288,633	288,633	—	—
Tobacco	1,286,851	1,286,851	—	—
Tools/Hardware	30,897	30,897	—	—
Trucking	54,854	54,854	—	—
Trucks/Construction/Farm Machinery	1,249,252	1,249,252	—	—
Utilities	127,874	127,874	—	—
Water Utilities	246,602	246,602	—	—
Wholesale Distributors	2,381,416	2,381,416	—	—
Wireless Telecommunications	2,014,885	2,014,885	—	—
Total Common Stocks	142,150,060	142,150,060	—	—
Preferred Stocks	2,283,414	2,283,414	—	—
Rights	5,404	—	$5,404	—
Warrants	2,195	2,195	—	—
Short-Term Investments
Investment Company	22,286,756	22,286,756	—	—
Repurchase Agreements	4,570,936	—	4,570,936	—
Total Short-Term Investments	26,857,692	22,286,756	4,570,936	—
Forward Contracts	1,882,000	—	1,882,000
Futures	264,030	264,030	—
Total	$173,444,795	$166,986,455	$6,458,340	—
Liabilities
Forward Contracts	$(1,266,617)	—	$(1,266,617)	—
Futures	(13,487)	$(13,487)	—	—
Total	$(1,280,104)	$(13,487)	$(1,266,617)	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009